Capital Management, Corporate Governance Transparency Policy and Risk Management (Tables)	12 Months Ended
Dec. 31, 2022
Statement [LineItems]
Summary of Banks's Shareholders
As of December 31, 2022, the Bank’s shareholders are:

Full name / corporate name	Participating Interest	Voting Interest
Fideicomiso de Garantía JHB BMA (1)	17.28	19.65
Carballo Delfín Jorge Ezequiel	18.38	20.04
ANSES FGS Law No. 26425	28.80	26.91
Grouped shareholders (Local Stock Exchanges)	11.79	11.21
Grouped shareholders (Foreign stock exchanges)	23.75	22.19

Summary of Minimum Capital Requirements Measured on Consolidated Basis
The table below shows the minimum capital requirements measured on a consolidated basis, effective for the month of December 2022, together with the integration thereof (computable equity) as of the end of such month:

Item	12/31/2022
Minimum capital requirements	105,060,980
Computable equity	515,330,432

Capital surplus	410,269,452

Summary of Allowance for Credit Losses
The following chart shows the composition of loan loss allowances according to the type of financial instrument as of December 31, 2022, and 2021:

Composition	12/31/2022	12/31/2021
Loans and other financing	11,002,504	18,761,457
Loans commitment	771,821	687,783
Other financial assets	91,041	51,518
Other debt securities at amortized cost	334,996	7,311
Other debt securities at fair value through OCI	29,203	31,759

Total	12,229,565	19,539,828

Summary of Key Economic Variables or Assumptions
The following table shows the estimated values for macroeconomic variables used in the models for each scenario (base case, favorable and downside), with the assigned probability of occurrence to each scenario for the fiscal year 2023:

Key Drivers	ECL Scenario	Assigned Probabilities	2023
		%	%
GDP growth %	Base case	70	1.00
	Favorable	10	2.48
	Downside	20	(3.01)
Interest rates %	Base case	70	67.97
	Favorable	10	58.72
	Downside	20	88.19
CPI %	Base case	70	107.45
	Favorable	10	85.82
	Downside	20	170.55

Summary of Aging Analysis of Performing Loans in Arrears
The following table discloses the risk levels score and rating arising from the Bank’s models:

Category	12/31/2022		12/31/2021
	Weighted PD	% Gross Carrying Amount	Weighted PD	% Gross Carrying Amount
Performing	1.54%	97.32%	2.05%	96.76%
High grade	0.93%	89.00%	1.02%	79.54%
Standard grade	5.00%	4.44%	5.05%	12.44%
Sub-standard grade	11.58%	3.88%	11.26%	4.78%
Past due but not impaired	29.73%	1.86%	30.27%	2.33%
Impaired	100.00%	0.82%	100.00%	0.91%

Total		100.00		100.00

Exposure at default (EAD)
The EAD represents the exposure of a financial instrument on the date of the analysis, i.e. the level to which the Bank is exposed to credit risk in the event of a potential default by the counterparty.
To calculate the EAD, segmentation is performed at product level, according to the following differentiation:

•
Products with no exposure certainty: in the case of revolving products (credit cards and saving accounts) in stages 1 and 2, in order to calculate the EAD, it is necessary to estimate a credit conversion factor (CCF). For these transactions, the CCF represents the average percentage of exposure increase that may be observed in a contract from measurement to default. For these products, in stage 3, no additional increase is considered in the exposure.

•
Products with exposure certainty: in these types of products (generally amortizable loans), future exposure is known because the counterparty cannot increase its exposure beyond what was agreed upon in the contractual schedule. Therefore, the CCF does not apply to these products, and the EAD varies at each moment in time by reflecting the amortization of the loan balance due.

Loss given default (LGD)
LGD is the estimated loss in the case of default. It is based on the difference between all contractual cash flows and the cash flows expected by the lender (i.e., all cash shortfalls), considering the proceeds from the realization of collateral.
It is the supplement to the unit of the recovery rate; that is, the proportion not collected by the Bank with respect to the EAD. Consequently, the amount at default is compared with the present value of the amounts recovered after the date of default.
LGD varies based on the type of counterparty, aging, type of claim and the existence of guarantees securing credits. It is expressed as a percentage of the loss for EAD.
Just as the PDs, to assess the LGD, a distinction is made per customer in individual analyses and per product in the case of customers analyzed collectively. The Bank bases its estimates on the historical information observed regarding the recoveries obtained on customers or default transactions, discounted at the effective interest rate of such agreements and measured upon default.
Once the recovery rates are obtained, this behavior is projected through the triangle method to estimate the periods with less maturity. Finally, the weighted average of the loss for each portfolio is determined.
The LGDs are also amended by the macroeconomic models applied for the prospective vision.

Customers analyzed on an individual basis:
The Bank’s credit risk impairment assessment model is set to analyze individually all Corporate Portfolio customers, as defined by the BCRA, financial institutions, the public sector and government and private securities.
To make such an assessment, some objective data were defined to analyze whether there is a SICR and to determine whether it should be reclassified to stage 2 or to stage 3 when a default is produced or expected, or whether they should remain in stage 1. Those events comprise mainly material delays in the main credit lines granted, the Bank’s legal action for the assistance granted, the petition for insolvency proceedings or bankruptcy, and past due loans with pending principal, among others.
All the customers subject to the individual analysis are examined on a monthly basis to define the stage, following different criteria for each one of them:
Stage 1: the customers whose individual assessment reflects the following characteristics are deemed included:

•	The financial instruments did not experience significant risk increases.

•	The customer’s cash flow analysis shows that it has the ability to meet all its obligations adequately.

•	It has a liquid financial position, with low level of indebtedness.

•	Cash flows are not subject to drastic changes in the event of major variations in the behavior of own and sector variables.

•	It regularly pays its obligations, even when it suffers minor and insignificant delays.
This stage also includes:

•	The customers previously included in stages 2 or 3 who improved their credit risk indicators and meet the parameters defined for stage 1.
Stage 2: this stage includes the customers that, based on the individual analysis of their payment capacity, have a SICR that is not sufficiently severe to set default as defined for stage 3.
Some elements considered upon defining the existence of a significant increase in credit risk are:

•	Profitability, liquidity and solvency indicators that tend to weaken, or some of the indications of impairment:

•	There is a significant increase in payables without a consistent rise in revenues.

•	There is a major decline in operating margins, or existence of operating loss.

•	There are adverse changes in the context that exert a negative effect on future financial flows.

•	There is a drastic decline in demand or negative changes in the business plans.

•	There are significant changes in the value of the guarantees received

•	The arrears in payment to the Bank are due to current operating or extraordinary circumstances, and a prompt resolution is expected.
This stage also includes:

•	The customers that, having been included in stage 3, improved their credit risk indicators and are no longer at default, but which status prevents them from being reclassified to stage 1.
Stage 3: it includes the customers that, after an individual analysis, experience some of the following situations:

•	Significant delays in the main credit lines granted, with no agreement with the Bank.

•	Have been subject to complaints filed the Bank for the recovery of the assistance granted.

•	Filed for insolvency proceedings or went into bankruptcy

•	Refinance their payables systematically and have still not settled over 5% of the refinanced principal.

•	Cash flows analysis shows that it is highly unlikely that the customer may meet all its obligations in the agreed-upon conditions.
The Credit Administration and Transactions Department analyzes all the portfolio under this approach, with special emphasis on customers in stages 2 and 3 in the previous month and those showing objective data that could evidence the existence of a SICR. The study is supplemented with the macroeconomic context and other news in relation to the performance of customers. Its staging proposal is submitted to the consideration of Corporate Risk and Credit Recovery Management Departments, which incorporate their own vision of the customer or the activity sector. The final assessment of the stage assigned to each customer is approved by the Credit Risk Management and is used as an input to estimate the ECL of the customers analyzed on an individual basis.
ECL calculation for customers included in an individual analysis:
Stage 1: the estimates of the customers classified in stage 1 arise from the parameters under expected credit loss models, whose characteristics are described in the previous sections on PD, EAD and LGD.
Stages 2 and 3: based on the evidence gathered upon the analysis, the Credit Risk Management –considering the level of progress of collection negotiations, as well as the evidence from a potential sale of collateral received or other credit improvements making up the contractual terms– prepares three potential recovery scenarios for each credit transaction of stage 2 and 3 customers, calculating the current value of expected flows for each scenario, which are weighted in view of their probability of occurrence. The expected loss of each transaction is the difference between the book payable of each transaction and the present weighted value of expected cash flows.

52.1.2	Prospective information used in ECL models
The calculation of ECL for risk impairment includes and is adjusted prospectively with respect to the portfolio behavior. To such end, the Bank examines the macroeconomics variables which have an impact on PD and LGD and designed 4 models which differ by customer type: Retail, Agro, Pymes and Commercial.
The main economic variables that impact on the expected losses used to calculate ECL for each economic scenario are changes in GDP, changes in interest rates, among others.
As established in IFRS 9, impact is calculated based on the different behavior scenarios of the variables; to such end, a 36-month estimate on the variables used for the models is requested from a well-known economic consulting firm. This estimate is prepared for three alternative macroeconomic scenarios, to which a likelihood of occurrence is assigned.
Finally, the Bank calculates ECL by applying the alternative scenarios on a weighted basis, which are updated on a quarterly basis in each calendar quarter.
The value of the macroeconomic variables used in calculating the forward-looking adjustment is restricted to econometric model calculations and the estimates of the independent consultant in relation to those variables. However, in line with the “Guidance on credit risk and accounting for expected credit losses” of the Basel Banking Supervision Committee, the Bank applies its own criterion based on experience in order to consider reasonable and sustainable prospective information in due manner (including macroeconomic factors) and, as applicable, to determine the proper level of value corrections.

The following table shows the estimated values for macroeconomic variables used in the models for each scenario (base case, favorable and downside), with the assigned probability of occurrence to each scenario for the fiscal year 2023:

Key Drivers	ECL Scenario	Assigned Probabilities	2023
		%	%
GDP growth %	Base case	70	1.00
	Favorable	10	2.48
	Downside	20	(3.01)
Interest rates %	Base case	70	67.97
	Favorable	10	58.72
	Downside	20	88.19
CPI %	Base case	70	107.45
	Favorable	10	85.82
	Downside	20	170.55

52.1.3	Overview of modified and forborne loans
From a risk management point of view, once an asset is forborne or modified, the Bank’s special department for distressed assets continues to monitor the exposure until it is completely and ultimately derecognized.
The amortized cost of loans modified during 2022 and the associated net modification amounted to 1,608,310 and 431,500, respectively. The Bank does not consider loans using the mandatory extensions and payment facilities provide by BCRA as part of such modified loans. The amortized cost of loans modified during 2021 and the associated net modification amounted to 4,401,417 and 722,238, respectively.

52.1.4	Additional Forward-looking allowances based on expert credit judgment
Adjustment for uncertainty in external obligation restructuring
At the end of the fiscal year 2021, the Bank decided to record an additional adjustment, based on expert credit judgment and on a prospective basis after estimating an incremental effect on ECL allowances in order to cover an uncertain macroeconomic scenario due to the lack of an agreement between the Argentine Government and the International Monetary Fund (IMF) to restructure the debt. As of December 31, 2021, this adjustment amounted to
3,868,593.
When the agreement with the IMF was reached and approved by the Federal Congress, the Bank began to reverse the additional ECL. As of December 31, 2022, the Bank decided that the circumstances that generated the additional adjustment ceased to exist, therefore no other adjustment was recorded for this concept.
Adjustment for uncertainty about conditions of accessing loans to MIPYMES and Federal Government Securities
As of December 31, 2022, the ECL were calculated with adjusted parameters considering the period November 2020 through October 2022. This adjustment determined a reduction in the default rates of MIPYMES that is explained by the application of the government policies of regulated and subsidized interest rates through financing programs to MIPYMES, which benefits the Commercial Portfolio Comparable to Consumer and MIPYMES’s natural persons from the Consumer Portfolio, enabling them to have access to loans with negative interest rates, in an growing inflationary context.
As of the date of issuance of these consolidated Financial Statements, the Management considers that there is uncertainty about the conditions of the interest rate policy and the access to loans from the portfolio that was able to reduce its default rates. It is also understood that there are doubts as to whether these conditions will prevail in the future.
In addition, the Bank’s Management has considered the macroeconomic environment of Argentina, including the actions performed by the Federal Government to manage its debt instruments and certain uncertainty mainly related to the Bank’s long-term holdings of Federal Government instruments.
Therefore, the Bank decided to record an additional allowance for
1,837,000
that arises from (i) the difference between the ECL amount generated by the application of the adjustment for MIPYMES´s portfolio and the estimated impact that it would have on the ECL for companies on an individual basis if there is a negative change in the interest rate policy for an amount of 1,514,000 and (ii) the Management estimation related to certain Federal Government securities for an amount of 323,000.

52.1.5	Portfolio quality
The table below shows the analysis by aging of performing loans in arrears (in days):

Portfolio Type	12/31/2022
	Delinquent, performing (in days)
	0 to 31	From 32 to 90	From 91 to 180	From 181 to 360	Over 360
Commercial loans	98.8%	1.2%	0.0%	0.0%	0.0%
Commercial loans comparable to consumer	99.9%	0.1%	0.0%	0.0%	0.0%
Consumer loans	100.0%	0.0%	0.0%	0.0%	0.0%

Total	99.8%	0.2%	0.0%	0.0%	0.0%

Portfolio Type	12/31/2021
	Delinquent, performing (in days)
	0 to 31	From 32 to 90	From 91 to 180	From 181 to 360	Over 360
Commercial loans	98.9%	0.9%	0.0%	0.2%	0.0%
Commercial loans comparable to consumer	99.7%	0.3%	0.0%	0.0%	0.0%
Consumer loans	99.5%	0.5%	0.0%	0.0%	0.0%

Total	99.4%	0.5%	0.0%	0.1%	0.0%

Summary of Risk Concentration by Industry for the Components of the Statement of Financial Position
The following table shows the loans and other financing portfolio under credit risk by industry sector, classified by risk stage and identifying the expected loss calculated under individual or collective basis:

	1		2		3	12/31/2022
	Collective	Individual	Collective	Individual
Loans and other financing	479,452,940	104,988,725	17,579,354	2,570,188	5,012,162	609,603,369
Non-financial public sector	213,611	1,993,184	29		111	2,206,935
Other financial entities	127	935,286				935,413
Non-financial private sector	479,239,202	102,060,255	17,579,325	2,570,188	5,012,051	606,461,021
Individuals	274,924,089	3,148,236	12,067,795		2,668,258	292,808,378
Manufacturing Industry	31,183,788	24,274,647	746,964	1,329,244	403,405	57,938,048
Agricultural and cattle industry	44,869,029	17,883,431	799,999	1,240,944	1,268,562	66,061,965
Services	65,880,196	8,552,942	2,522,295		351,183	77,306,616
Commercial activities	44,682,587	23,420,277	1,061,948		226,414	69,391,226
Exploration of mines and quarries	2,247,027	7,225,151	21,074		3,182	9,496,434
Financial intermediation	2,480,513	9,527,822	60,956		25,963	12,095,254
Construction activities	9,787,338	7,874,875	184,136		43,311	17,889,660
Electricity supply and gas	503,461	152,874	7,295		1,609	665,239
Public administration	2,496,835		104,849		20,125	2,621,809
Water supply and public sanitation	184,339		2,014		39	186,392

	1		2		3	12/31/2021
	Collective	Individual	Collective	Individual
Loans and other financing	514,367,442	157,218,100	17,852,932	9,225,497	6,425,695	705,089,666
Non-financial public sector	139,590	4,488,641	75			4,628,306
Other financial entities	4,086	2,944,901				2,948,987
Non-financial private sector	514,223,766	149,784,558	17,852,857	9,225,497	6,425,695	697,512,373
Individuals	323,205,610	2,745,926	10,040,814		3,296,663	339,289,013
Manufacturing Industry	31,780,091	46,464,909	845,026	3,533,350	193,016	82,816,392
Agricultural and cattle industry	40,312,462	22,054,630	3,065,295	5,692,147	1,015,275	72,139,809
Services	61,670,626	19,022,152	2,421,080		578,179	83,692,037
Commercial activities	39,999,096	27,407,746	1,011,514		304,296	68,722,652
Exploration of mines and quarries	2,312,433	12,006,425	35,904		908,802	15,263,564
Financial intermediation	2,817,845	11,867,948	94,079		10,206	14,790,078
Construction activities	8,346,506	7,923,998	221,929		93,261	16,585,694
Electricity supply and gas	643,481	290,824	25,968		3,348	963,621
Public administration	3,025,323		69,117		22,184	3,116,624
Water supply and public sanitation	110,293		22,131		465	132,889

Summary of Collateral and Other Credit Improvements
The following table shows the amounts of guarantees received for the entire portfolio as of December 31, 2022.

Class of financial instrument	Maximum exposure to credit risk	Fair value of collateral						Total collateral	Net exposure	Associated ECL
		Pledges on time deposits	Deferred payment checks	Mortgage on real property	Pledges on vehicles and machinery	Pledges on personal property	Other
Loans and other financing	609,603,369	1,892,396	28,716,066	39,795,825	9,011,936	3,284,991	100,749,510	183,450,724	426,152,645	11,002,504
Loans commitment	676,242,885	130,635		61,354	6,517	376,514	3,476,582	4,051,602	672,191,283	771,821
Other financial assets	53,527,298								53,527,298	91,041
Other debt Securities at amortized cost	599,594,834								599,594,834	334,996
Other debt Securities at fair value through OCI	137,911,993								137,911,993	29,203

Total	2,076,880,379	2,023,031	28,716,066	39,857,179	9,018,453	3,661,505	104,226,092	187,502,326	1,889,378,053	12,229,565

•	Guarantees received for the portfolio in Stage 3
The following table shows the amounts of guarantees for the portfolio in Stage 3 as of December 31, 2022.

Class of financial instrument	Maximum exposure to credit risk	Fair value of collateral						Total collateral	Net exposure	Associated ECL
		Pledges on time deposits	Deferred payment checks	Mortgage on real property	Pledges on vehicles and machinery	Pledges on personal property	Other
Loans and other financing	5,012,162			1,084,295	85,325	26,074	345,272	1,540,966	3,471,196	3,458,167

Total	5,012,162			1,084,295	85,325	26,074	345,272	1,540,966	3,471,196	3,458,167

•	Guarantees received for the entirely portfolio
The following table shows the amounts of guarantees received for the entire portfolio as of December 31, 2021.

Class of financial instrument	Maximum exposure to credit risk	Fair value of collateral						Total collateral	Net exposure	Associated ECL
		Pledges on time deposits	Deferred payment checks	Mortgage on real property	Pledges on vehicles and machinery	Pledges on personal property	Other
Loans and other financing	705,089,666	2,637,950	34,658,789	63,571,524	13,880,051	3,377,363	115,127,408	233,253,085	471,836,581	18,761,457
Loans commitment	438,164,045	4,543		146,385		115,666	1,183,729	1,450,323	436,713,722	687,783
Other financial assets	64,515,449								64,515,449	51,518
Other debt Securities at amortized cost	46,839,590								46,839,590	7,311
Other debt Securities at fair value through OCI	510,230,657								510,230,657	31,759

Total	1,764,839,407	2,642,493	34,658,789	63,717,909	13,880,051	3,493,029	116,311,137	234,703,408	1,530,135,999	19,539,828

•	Guarantees received for the portfolio in Stage 3
The following table shows the amounts of guarantees for the portfolio in Stage 3 as of December 31, 2021.

Class of financial instrument	Maximum exposure to credit risk	Fair value of collateral					Total collateral	Net exposure	Associated ECL
		Pledges on time deposits	Deferred payment checks	Mortgage on real property	Pledges on vehicles and machinery	Pledges on personal property
Loans and other financing	6,425,695		613,180	161,038	29,463	1,689,672	2,493,353	3,932,342	5,150,187

Total	6,425,695		613,180	161,038	29,463	1,689,672	2,493,353	3,932,342	5,150,187

Summary of Liquidity Ratios Arising from Dividing Net Liquid Assets, Cash and Cash Equivalents by Total Deposits
The following table shows the liquidity ratios during the fiscal years 2022 and 2021, which arise from dividing net liquid assets, made up of cash and cash equivalents, by total deposits:

	2022	2021
December, 31	93.65%	87.37%
Average	93.59%	88.63%
Max	95.25%	92.77%
Min	92.45%	85.50%

Summary of Contractual Cash Flows and Other Financing
The tables below summarize the maturity of the contractual cash flows of loans and other financing, before ECL, including interest and charges to be accrued until maturity of the contract as of December 31, 2022 and 2021:

Item	As of December 31, 2022
	Matured	Remaining terms to maturity						Total
		Up to 1 month	Over 1 month and up to 3 months	Over 3 months and up to 6 months	Over 6 months and up to 12 months	Over 12 months and up to 24 months	Over 24 months
Non-financial government sector	108	1,354,472	574,763	104,041	186,988	292,711	172,905	2,685,988
Financial sector		49,118	66,153	558,685	203,511	305,741	93,406	1,276,614
Non-financial private sector and foreign residents	3,479,647	262,631,874	72,764,504	88,437,289	111,848,422	119,772,924	151,596,150	810,530,810

Total	3,479,755	264,035,464	73,405,420	89,100,015	112,238,921	120,371,376	151,862,461	814,493,412

Item	As of December 31, 2021
	Matured	Remaining terms to maturity						Total
		Up to 1 month	Over 1 month and up to 3 months	Over 3 months and up to 6 months	Over 6 months and up to 12 months	Over 12 months and up to 24 months	Over 24 months
Non-financial government sector		451,655	1,215,393	948,547	2,397,187	930,619		5,943,401
Financial sector		498,131	1,297,578	72,892	252,966	1,419,953	261,144	3,802,664
Non-financial private sector and foreign residents	2,947,910	262,744,595	82,388,879	94,106,166	124,267,841	146,635,855	223,868,192	936,959,438

Total	2,947,910	263,694,381	84,901,850	95,127,605	126,917,994	148,986,427	224,129,336	946,705,503

Summary of Contractual Future Cash Flows of Financial Liabilities, Including Interest and Charges to be Accured
Additionally, the tables below disclose the maturity of the contractual future cash flows of the financial liabilities, including interest and charges to be accrued until maturity of the contracts, as of December 31, 2022 and 2021:

Item	As of December 31, 2022
	Remaining terms to maturity						Total
	Up to 1 month	Over 1 month and up to 3 months	Over 3 months and up to 6 months	Over 6 months and up to 12 months	Over 12 months and up to 24 months	Over 24 months
Deposits	1,186,832,473	113,538,635	19,753,491	1,902,154	12,295	36,840	1,322,075,888
From the non-financial government sector	107,790,689	3,384,960	1,019,697	4,497			112,199,843
From the financial sector	1,653,447						1,653,447
From the non-financial private sector and foreign residents	1,077,388,337	110,153,675	18,733,794	1,897,657	12,295	36,840	1,208,222,598
Liabilities at fair value through profit or loss	526,027						526,027
Derivative instruments	1,715	656					2,371
Other Financial Liabilities	130,773,020	426,282	387,072	736,506	1,225,622	2,830,997	136,379,499
Financing received from the Central Bank of Argentina and other financial institutions	292,382	517,458	1,616,892	44,969			2,471,701
Issued corporate bonds		9,974	9,649	19,948	2,748,859		2,788,430
Subordinated corporate bonds			2,349,534	2,349,534	4,699,067	80,135,250	89,533,385

Total	1,318,425,617	114,493,005	24,116,638	5,053,111	8,685,843	83,003,087	1,553,777,301

Item	As of December 31, 2021
	Remaining terms to maturity						Total
	Up to 1 month	Over 1 month and up to 3 months	Over 3 months and up to 6 months	Over 6 months and up to 12 months	Over 12 months and up to 24 months	Over 24 months
Deposits	1,040,999,187	101,780,527	12,548,302	1,071,555	84,281	2,462	1,156,486,314
From the non-financial government sector	104,125,831	4,116,058	2,304,904	5,076			110,551,869
From the financial sector	1,872,336						1,872,336
From the non-financial private sector and foreign residents	935,001,020	97,664,469	10,243,398	1,066,479	84,281	2,462	1,044,062,109
Liabilities at fair value through profit or loss	3,170,711						3,170,711
Derivative instruments			4,933				4,933
Other Financial Liabilities	129,482,229	343,991	308,099	502,578	736,092	969,392	132,342,381
Financing received from the Central Bank of Argentina and other financial institutions	458,364	356,378	26,334	16,203	11,150		868,429
Issued corporate bonds			6,120,392				6,120,392
Subordinated corporate bonds			2,657,150	2,657,152	5,314,305	95,941,472	106,570,079

Total	1,174,110,491	102,480,896	21,665,210	4,247,488	6,145,828	96,913,326	1,405,563,239

Summary of Bank's VaR by type of Risks
As of December 31, 2022 and 2021, the Bank’s economic capital by type of risk is as follows:

Economic capital (EC – in millions)	12/31/2022	12/31/2021
Interest rate risk	12,656	9,124
Currency Exchange rate risk	10,687	7,454
Price risk	12,362	3,719

Consumer [member]
Statement [LineItems]
Disclosure of internal credit grades
The following table discloses the risk levels score and rating arising from the Bank’s models:

Category	12/31/2022		12/31/2021
	Weighted PD	% Gross Carrying Amount	Weighted PD	% Gross Carrying Amount
Performing	1.54%	97.32%	2.05%	96.76%
High grade	0.93%	89.00%	1.02%	79.54%
Standard grade	5.00%	4.44%	5.05%	12.44%
Sub-standard grade	11.58%	3.88%	11.26%	4.78%
Past due but not impaired	29.73%	1.86%	30.27%	2.33%
Impaired	100.00%	0.82%	100.00%	0.91%

Total		100.00		100.00